Segment Information	6 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Information
23.	Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Loan, leasing and fee business
Maintenance Leasing	:	Automobile leasing and rentals, car-sharing, and test and measurement instruments and IT-related equipment rentals and leasing
Real Estate	:	Real estate development and rental, facility operation, REIT asset management, and real estate investment and advisory services
Investment and Operation	:	Environment and energy, principal investment, loan servicing (asset recovery), and concession
Retail	:	Life insurance, banking and card loan
Overseas Business	:	Leasing, loan, bond investment, asset management and aircraft- and ship-related operations

Financial information of the segments for the six months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥54,059	¥137,156	¥95,755	¥774,474	¥219,505	¥240,242	¥1,521,191
Segment profits	22,049	20,438	43,991	38,927	42,950	81,395	249,750

Financial information of the segments for the six months ended September 30, 2018 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥51,067	¥141,642	¥113,527	¥499,007	¥221,735	¥238,763	¥1,265,741
Segment profits	16,788	20,583	44,183	24,871	49,175	67,716	223,316

Financial information of the segments for the three months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥28,603	¥68,810	¥49,235	¥351,917	¥106,908	¥123,210	¥728,683
Segment profits	11,824	10,544	11,158	22,270	20,936	38,596	115,328

Financial information of the segments for the three months ended September 30, 2018 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥26,063	¥71,784	¥59,003	¥264,489	¥118,920	¥120,284	¥660,543
Segment profits	8,968	10,887	21,964	12,966	27,390	27,710	109,885

Segment assets information as of March 31, 2018 and September 30, 2018 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2018	¥991,818	¥847,190	¥620,238	¥856,348	¥3,174,505	¥2,608,819	¥9,098,918
September 30, 2018	966,357	859,007	577,414	893,067	3,368,956	2,955,727	9,620,528

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (pre-tax) attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Additionally, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense, net) are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for investment in operating leases (included in other assets), advances for investment in property under facility operations (included in other assets) and goodwill and other intangible assets recognized as a result of business combination (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

From the three months ended June 30, 2018, consolidated VIEs for securitizing financial assets such as lease receivables and loan receivables, which had been excluded from segment revenues, segment profits and segment assets until the previous fiscal year, are included in segment revenues, segment profits and segment assets of each segment. As a result of this change, the presented amounts in the financial information of the segments for the previous fiscal year have been retrospectively reclassified to conform to the presentation for the six and three months ended September 30, 2018.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Segment revenues:
Total revenues for segments	¥1,521,191	¥1,265,741
Revenues related to corporate assets	6,949	6,732
Revenues from inter-segment transactions	(10,344)	(10,459)

Total consolidated revenues	¥1,517,796	¥1,262,014

Segment profits:
Total profits for segments	¥249,750	¥223,316
Corporate profits (losses)	(569)	(4,163)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	3,431	1,792

Total consolidated income before income taxes	¥252,612	¥220,945

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Segment revenues:
Total revenues for segments	¥728,683	¥660,543
Revenues related to corporate assets	2,850	2,966
Revenues from inter-segment transactions	(6,034)	(5,412)

Total consolidated revenues	¥725,499	¥658,097

Segment profits:
Total profits for segments	¥115,328	¥109,885
Corporate profits (losses)	(529)	(1,575)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,202	1,681

Total consolidated income before income taxes	¥117,001	¥109,991

	Millions of yen
	March 31, 2018	September 30, 2018
Segment assets:
Total assets for segments	¥9,098,918	¥9,620,528
Cash and cash equivalents, restricted cash	1,405,117	1,254,773
Allowance for doubtful receivables on direct financing leases and probable loan losses	(54,672)	(55,840)
Trade notes, accounts and other receivable	294,773	275,520
Other corporate assets	681,846	683,563

Total consolidated assets	¥11,425,982	¥11,778,544

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the six months ended September 30, 2017

	Millions of yen
	Six months ended September 30, 2017
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,270,724	¥107,847	¥139,225	¥1,517,796
Income before Income Taxes	168,992	40,427	43,193	252,612

For the six months ended September 30, 2018

	Millions of yen
	Six months ended September 30, 2018
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,025,293	¥99,000	¥137,721	¥1,262,014
Income before Income Taxes	154,142	43,964	22,839	220,945

For the three months ended September 30, 2017

	Millions of yen
	Three months ended September 30, 2017
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥600,013	¥53,063	¥72,423	¥725,499
Income before Income Taxes	76,594	21,113	19,294	117,001

For the three months ended September 30, 2018

	Millions of yen
	Three months ended September 30, 2018
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥539,887	¥50,410	¥67,800	¥658,097
Income before Income Taxes	83,879	15,096	11,016	109,991

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
Note:

From the three months ended June 30, 2018, regarding ORIX Corporation Europe N. V., both total revenues and income before income taxes, previously disclosed in Other, are disclosed separately in the above areas, and the information about geographic areas for the previous fiscal year has been retrospectively reclassified as a result of this change.

Disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location is as follows:

For the six months ended September 30, 2018

	Millions of yen
	Six months ended September 30, 2018
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods and services category
Sale of goods	¥2,004	¥2,397	¥2,773	¥277,607	¥0	¥2,115	¥286,896	¥1,015	¥287,911
Real estate sales	0	0	93	42,601	0	156	42,850	0	42,850
Asset management and servicing	0	0	2,879	235	84	95,508	98,706	(55)	98,651
Automobile related services	245	29,632	0	93	0	8,404	38,374	(175)	38,199
Facilities operation	0	0	52,764	0	0	1,967	54,731	0	54,731
Environment and energy related services	1,691	0	122	65,362	0	576	67,751	(416)	67,335
Real estate management and brokerage	0	0	988	51,988	0	0	52,976	(1,890)	51,086
Real estate contract work	0	0	0	32,040	0	0	32,040	0	32,040
Other	18,517	4,515	1,398	19,630	1,476	8,999	54,535	18	54,553

Total revenues from contracts with customers	¥22,457	¥36,544	¥61,017	¥489,556	¥1,560	¥117,725	¥728,859	¥(1,503)	¥727,356

Geographical location
Japan	22,457	36,344	61,017	489,209	1,560	2,878	613,465	(0)	613,465
The Americas	0	0	0	0	0	59,185	59,185	0	59,185
Other	0	200	0	347	0	55,662	56,209	(1,503)	54,706
Total revenues from contracts with customers	22,457	36,544	61,017	489,556	1,560	117,725	728,859	(1,503)	727,356
Other revenues *	28,610	105,098	52,510	9,451	220,175	121,038	536,882	(2,224)	534,658

Segment revenues /Total revenues	¥51,067	¥141,642	¥113,527	¥499,007	¥221,735	¥238,763	¥1,265,741	¥(3,727)	¥1,262,014

For the three months ended September 30, 2018

	Millions of yen
	Three months ended September 30, 2018
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods and services category
Sale of goods	¥968	¥1,329	¥1,501	¥146,108	¥0	¥1,048	¥150,954	¥530	¥151,484
Real estate sales	0	0	0	24,772	0	50	24,822	0	24,822
Asset management and servicing	0	0	1,479	118	40	47,497	49,134	(41)	49,093
Automobile related services	123	14,453	0	42	0	4,224	18,842	(81)	18,761
Facilities operation	0	0	27,468	0	0	1,037	28,505	(0)	28,505
Environment and energy related services	840	0	63	34,572	0	343	35,818	(216)	35,602
Real estate management and brokerage	0	0	455	26,114	0	0	26,569	(1,033)	25,536
Real estate contract work	0	0	0	18,728	0	0	18,728	0	18,728
Other	9,484	2,272	771	9,628	794	4,805	27,754	(779)	26,975

Total revenues from contracts with customers	¥11,415	¥18,054	¥31,737	¥260,082	¥834	¥59,004	¥381,126	¥(1,620)	¥379,506

Geographical location
Japan	11,415	17,924	31,737	259,735	834	1,606	323,251	(694)	322,557
The Americas	0	0	0	0	0	29,925	29,925	0	29,925
Other	0	130	0	347	0	27,473	27,950	(926)	27,024

Total revenues from contracts with customers	11,415	18,054	31,737	260,082	834	59,004	381,126	(1,620)	379,506

Other revenues *	14,648	53,730	27,266	4,407	118,086	61,280	279,417	(826)	278,591

Segment revenues /Total revenues	¥26,063	¥71,784	¥59,003	¥264,489	¥118,920	¥120,284	¥660,543	¥(2,446)	¥658,097

*

Other revenues include revenues that are not in the scope of ASC 606 (“Revenue from Contracts with Customers”), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.